Details to the consolidated cash flow statements (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Net cash flows	$ (3,760)	$ (13,683)	$ (714)
Acquisitions
Statement [line items]
Net assets recognized as a result of business combinations	(4,124)	(13,660)	(874)
Fair value of previously held equity interests	33
Receivables and payables contingent consideration, net	242	(5)	151
Payments, deferred consideration and other adjustments, net	(2)	(36)	(36)
Net cash flows	(3,851)	(13,701)	(759)
Divestments
Statement [line items]
Net cash flows	91	$ 18	45
Non-current assets divested	159		29
Net cash inflows from divestment	(95)
Net cash outflows from divestments	4
Current assets divested	96		34
Cash and cash equivalents in subsidiary or businesses acquired or disposed	11
Divested business	196		48
Divestments | Current liabilities [member]
Statement [line items]
Liabilities in subsidiary or businesses acquired or disposed	41		$ 15
Divestments | Non-current liabilities [member]
Statement [line items]
Liabilities in subsidiary or businesses acquired or disposed	$ 18